Property, Plant and Equipment - Schedule of Computer System and Equipment (Details)	6 Months Ended				12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 MYR (RM)
Schedule of Computer System and Equipment [Line Items]
Beginning balance	RM 78,010,660	$ 18,507,867
Charge for the period/year	10,588,918	2,604,900	RM 14,154,000	$ 3,159,375
Ending balance	67,421,742	$ 16,585,915			RM 78,010,660
Net carrying amount	67,421,742				78,010,660
Cost [Member]
Schedule of Computer System and Equipment [Line Items]
Beginning balance	158,379,999		158,400,231		158,400,231
Disposal / Written-off					(20,232)
Ending balance	158,379,999				158,379,999
Net carrying amount	158,379,999				158,379,999
Accumulated amortization and impairment loss [Member]
Schedule of Computer System and Equipment [Line Items]
Beginning balance	(80,369,339)		RM (45,103,697)		(45,103,697)
Charge for the period/year	(10,588,918)				(28,308,000)
Disposal / Written-off					4,368
Impairment loss					(6,962,010)
Ending balance	(90,958,257)				(80,369,339)
Net carrying amount	RM (90,958,257)				RM (80,369,339)